Currency translation rates	12 Months Ended
Dec. 31, 2025
Foreign Exchange Rates [Line Items]
Currency translation rates
Note 31
Currency translation rates
The following table
shows the rates
of the main
currencies used to
translate the financial
information of UBS’s
operations
with a functional currency other than the US dollar into US dollars.
Currency translation rates
Closing exchange rate Average rate
1
As of For the year ended
31.12.25 31.12.24 31.12.25 31.12.24 31.12.23
1 CHF 1.26 1.10 1.21 1.13 1.12
1 EUR 1.17 1.04 1.13 1.08 1.08
1 GBP 1.35 1.25 1.32 1.28 1.25
100 JPY 0.64 0.63 0.67 0.66 0.70
1 Monthly income statement items
of operations with a functional
currency other than the US dollar
are translated into US dollars
using month-end rates.
Disclosed average rates for
a year represent an average
of
twelve month-end rates,
weighted according to
the income and
expense volumes of
all operations of
the Group with
the same functional
currency for each
month. Weighted average
rates for individual
business
divisions may deviate from the weighted average rates for the Group.